Schedule of significant subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Abundant solar power inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant construction inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Abundant energy solution ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%
Solar alliance energy dev co llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	67.00%
Solar alliance teholdco llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	67.00%
Alliance vc1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	67.00%
Abundant solar power us1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power new york llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power maryland llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power rp llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1011 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1012 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power cny llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1016 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power tz1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power m1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power j1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power steuben llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power uany-markham hollowrd 001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1015 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1002 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1003 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power usnyrichmond 003 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1006 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1007 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1008 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1009 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1010 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 203 fuller rd llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power usny 6882 rice road 001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power lcp llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power r1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1005 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1013 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1014 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power usny 327 hardie rd 001 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power dutch hill llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power dutch hill 2 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant solar power dutch hill 3 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Sunn 1004 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%